UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C.  20549

                                  FORM 13F

                             FORM 13F COVER PAGE

   Report for the Calendar Year or Quarter Ended: March 31, 2006

   Check here if Amendment [  ]; Amendment Number: _____
        This Amendment (Check only one.):  [ ] is a restatement.
                                           [ ] adds new holdings
                                               entries.

   Institutional Investment Manager Filing this Report:

   Name:     Global Capital Management, Inc.
   Address:  601 Carlson Parkway, Suite 200
             Minnetonka, Minnesota  55305

   Form 13F File Number:  28-7050

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

   Person Signing this Report on Behalf of Reporting Manager:

   Name:     Michael J. Frey
   Title:    Chairman and Chief Executive Officer
   Phone:    (952) 476-7200

   Signature, Place, and Date of Signing:

   /s/ Michael J. Frey            Minnetonka, Minnesota   May 11, 2006
   -----------------------

   Report Type (Check only one.):

   [ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   [   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [   ]     13F COMBINATION REPORT.  (Check here if a portion of the
             holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







                            FORM 13F SUMMARY PAGE

   Report Summary:

        Number of Other Included Managers:                     2

        Form 13F Information Table Entry Total:              116

        Form 13F Information Table Entry Total:          280,882
                                                     (thousands)


   List of Other Included Managers:

        No.       Form 13F File Number     Name

        1         28-7048                  EBF & Associates, L.P.

        2         28-5089                  Hunter Capital
                                           Management, L.P.


                                                         FORM 13F INFORMATION TABLE
                                                         --------------------------

                                                           VALUE      SHARES OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
     NAME OF ISSUER          TITLE OF CLASS    CUSIP     x($1000)    PRN AMOUNT PRN CALL DISCRETION MGRS   SOLE  SHARED    NONE
---------------------------- --------------    -----    ----------  ----------- --- ---- ---------- -----  ----  ------    ----


ALEXANDER & BALDWIN INC      COM              014482103   2,861         60,000  SH        Defined    1      60,000
ALEXANDER & BALDWIN INC      COM              014482103     954         20,000  SH        Defined    2      20,000
ALLIANCE WORLD DLR GV FD II  COM              01879R106     582         46,250  SH        Defined    1                     46,250
ALLIANCE WORLD DLR GV FD INC COM              018796102     399         31,750  SH        Defined    1      31,750
BOULDER GROWTH & INCOME FD I COM              101507101     403         52,214  SH        Defined    1                     52,214
BRISTOL MYERS SQUIBB CO      COM              110122108   1,809         73,500  SH        Defined    1      73,500
BP PLC                       SPONSORED ADR    055622104   2,992         43,400  SH        Defined    1                     43,400
BP PLC                       SPONSORED ADR    055622104   3,599         52,200  SH        Defined    2                     52,200
BOSTON SCIENTIFIC CORP       COM              101137107   1,959         85,000  SH        Defined    1      85,000
BOSTON SCIENTIFIC CORP       COM              101137107   1,498         65,000  SH        Defined    2      65,000
BEAZER HOMES USA INC         COM              07556Q105     756         11,500  SH        Defined    1      11,500
BEAZER HOMES USA INC         COM              07556Q105     454          6,900  SH        Defined    2       6,900
CHARTER COMMUNICATIONS INC D NOTE 5.875% 11/1 16117MAE7   1,739      2,500,000  PRN       Defined    1                  2,500,000
CHARTER COMMUNICATIONS INC D NOTE 5.875% 11/1 16117MAE7   1,739      2,500,000  PRN       Defined    2                  2,500,000
CAPITAL & INCM STRTGS FD INC COM              13971Y103     482         27,050  SH        Defined    1                     27,050
CAPITAL & INCM STRTGS FD INC COM              13971Y103     277         15,550  SH        Defined    2                     15,550
COMCAST CORP NEW             CL A             20030N101   6,344        242,500  SH        Defined    1     242,500
COMCAST CORP NEW             CL A             20030N101   6,344        242,500  SH        Defined    2     242,500
CONSTAR INTL INC NEW         COM              21036U107     221         66,353  SH        Defined    1      66,353
CONSTAR INTL INC NEW         COM              21036U107     699        209,797  SH        Defined    2     209,797
COVAD COMMUNICATIONS GROUP I DBCV  3.000% 3/1 222814AR6   2,451      2,850,000  PRN       Defined    1                  2,850,000
COVAD COMMUNICATIONS GROUP I DBCV  3.000% 3/1 222814AR6   2,451      2,850,000  PRN       Defined    2                  2,850,000
CURAGEN CORP                 NOTE  4.000% 2/1 23126RAE1   3,299      4,150,000  PRN       Defined    1                  4,150,000
CURAGEN CORP                 NOTE  4.000% 2/1 23126RAE1   3,379      4,250,000  PRN       Defined    2                  4,250,000
CONSOLIDATED TOMOKA LD CO    COM              210226106   2,038         33,000  SH        Defined    1      33,000
CONSOLIDATED TOMOKA LD CO    COM              210226106   4,138         67,000  SH        Defined    2      67,000
CHEVRON CORP NEW             COM              166764100   7,478        129,000  SH        Defined    1     129,000
CHEVRON CORP NEW             COM              166764100   1,449         25,000  SH        Defined    2      25,000
DURA AUTOMOTIVE SYSTEMS CORP CL A             265903104     290        120,897  SH        Defined    1     120,897
DURA AUTOMOTIVE SYSTEMS CORP CL A             265903104     274        114,208  SH        Defined    2     114,208
COHEN & STEERS DIV MJRS FDIN COM              19248G106     557         29,900  SH        Defined    1                     29,900
COHEN & STEERS DIV MJRS FDIN COM              19248G106     289         15,500  SH        Defined    2                     15,500
EMCORE CORP                  NOTE  5.000% 5/1 290846AC8   5,440      4,000,000  PRN       Defined    1                  4,000,000
EMCORE CORP                  NOTE  5.000% 5/1 290846AC8   5,440      4,000,000  PRN       Defined    2                  4,000,000
EVERGREEN MANAGED INCOME FD  COM SHS          30024Y104   1,533         94,515  SH        Defined    1                     94,515
SALOMON BROS EMERG MKT DEBT  COM              79550E107   2,414        137,375  SH        Defined    1                    137,375
FLOATING RATE INCM STRT FD I COM              339735102     866         48,400  SH        Defined    1                     48,400
FLOATING RATE INCM STRT FD I COM              339735102     809         45,200  SH        Defined    2                     45,200
FIRST TR VAL LINE & IBBTSN E COM              33735H105     564         26,250  SH        Defined    1                     26,250
FIRST TR VAL LINE & IBBTSN E COM              33735H105     564         26,250  SH        Defined    2                     26,250
GABELLI DIVD & INCOME TR     COM              36242H104   1,743         94,750  SH        Defined    1                     94,750
SALOMON BROS VAR RATE STRT F COM              79550X105     626         36,375  SH        Defined    1                     36,375
SALOMON BROS VAR RATE STRT F COM              79550X105     296         17,225  SH        Defined    2                     17,225
GENERAL MTRS CORP            DEB SR CONV A    370442741  11,393        490,850  SH        Defined    1                    490,850
GENERAL MTRS CORP            DEB SR CONV A    370442741   2,761        118,950  SH        Defined    2                    118,950
GENERAL MTRS CORP            DEB SR CONV B    370442733  11,589        713,600  SH        Defined    1                    713,600
GENERAL MTRS CORP            DEB SR CONV B    370442733   5,791        356,600  SH        Defined    2                    356,600
GENERAL MTRS CORP            COM              370442105     975        500,000      PUT   Defined    1                    500,000
GENERAL MTRS CORP            COM              370442105     975        500,000      PUT   Defined    2                    500,000
GENERAL MTRS CORP            COM              370442105   2,838        430,000      PUT   Defined    1                    430,000
GENERAL MTRS CORP            COM              370442105   2,310        350,000      PUT   Defined    2                    350,000
HIGH INCOME OPPORTUNITY FD I COM              42967Q105     479         77,200  SH        Defined    1                     77,200
SALOMON BROS HIGH INCOME FD  COM              794907105   2,054        207,070  SH        Defined    1                    207,070
HOVNANIAN ENTERPRISES INC    CL A             442487203   2,616         59,550  SH        Defined    1      59,550
HOVNANIAN ENTERPRISES INC    CL A             442487203   1,742         39,650  SH        Defined    2      39,650
HANCOCK JOHN PFD INCOME FD I COM              41021P103   1,316         64,625  SH        Defined    1                     64,625
HANCOCK JOHN TAX-ADV DIV INC COM              41013V100     867         50,400  SH        Defined    1                     50,400






                                                           VALUE      SHARES OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
     NAME OF ISSUER          TITLE OF CLASS    CUSIP     x($1000)    PRN AMOUNT PRN CALL DISCRETION MGRS   SOLE  SHARED    NONE
---------------------------  ---------------   -----    ---------    ---------- --- ---- ---------- -----  ----  ------    ----

HANCOCK JOHN TAX-ADV DIV INC COM              41013V100     198         11,500  SH        Defined    2                     11,500
ING CLARION REAL EST INCOME  COM SHS          449788108     634         36,800  SH        Defined    1                     36,800
KB HOME                      COM              48666K109   2,323         35,750  SH        Defined    1      35,750
KB HOME                      COM              48666K109   1,394         21,450  SH        Defined    2      21,450
SEARS HLDGS CORP             COM              812350106     978          7,416  SH        Defined    1       7,416
SEARS HLDGS CORP             COM              812350106     487          3,697  SH        Defined    2       3,697
LENNAR CORP                  CL A             526057104   2,759         45,700  SH        Defined    1      45,700
LENNAR CORP                  CL A             526057104   1,932         32,000  SH        Defined    2      32,000
MANAGED HIGH INCOME PORTFOLI COM              56166C105     446         74,000  SH        Defined    1                     74,000
MANAGED HIGH INCOME PORTFOLI COM              56166C105      66         11,000  SH        Defined    2                     11,000
MIRANT CORP NEW              COM              60467R100   2,750        110,000  SH        Defined    1     110,000
MIRANT CORP NEW              COM              60467R100   2,250         90,000  SH        Defined    2      90,000
NEUBERGER BERMAN DIV ADVANT  COM              64127J102     520         25,000  SH        Defined    1                     25,000
NEUBERGER BERMAN DIV ADVANT  COM              64127J102     520         25,000  SH        Defined    2                     25,000
NAUTILUS INC                 COM              63910B102     748         50,000  SH        Defined    1      50,000
NAUTILUS INC                 COM              63910B102     748         50,000  SH        Defined    2      50,000
NEUBERGER BERMAN RLTY INC FD COM              64126G109   2,006         98,050  SH        Defined    1                     98,050
NEUBERGER BERMAN RLTY INC FD COM              64126G109   1,202         58,750  SH        Defined    2                     58,750
NEUBERGER BERMAN RE ES SEC F COM              64190A103   2,790        176,250  SH        Defined    1                    176,250
NTL INC NEW                  COM              62941W101  13,524        464,599  SH        Defined    1     464,599
NTL INC NEW                  COM              62941W101  19,794        679,978  SH        Defined    2     679,978
PFIZER INC                   COM              717081103   4,319        173,300  SH        Defined    1     173,300
PALM HARBOR HOMES            NOTE  3.250% 5/1 696639AB9   2,199      2,350,000  PRN       Defined    1                  2,350,000
PALM HARBOR HOMES            NOTE  3.250% 5/1 696639AB9   2,012      2,150,000  PRN       Defined    2                  2,150,000
PUTNAM MASTER INTER INCOME T SH BEN INT       746909100     452         75,000  SH        Defined    1                     75,000
PILGRIMS PRIDE CORP          COM              721467108   1,081         50,000  SH        Defined    1      50,000
PILGRIMS PRIDE CORP          COM              721467108   1,081         50,000  SH        Defined    2      50,000
PUTNAM PREMIER INCOME TR     SH BEN INT       746853100   1,468        240,283  SH        Defined    1                    240,283
QWEST COMMUNICATIONS INTL IN NOTE 3.500% 11/1 749121BY4   7,994      6,000,000  PRN       Defined    1                  6,000,000
QWEST COMMUNICATIONS INTL IN NOTE 3.500% 11/1 749121BY4   2,665      2,000,000  PRN       Defined    2                  2,000,000
ROYAL DUTCH SHELL PLC        SPONS ADR A      780259206   3,555         57,100  SH        Defined    1                     57,100
ROYAL DUTCH SHELL PLC        SPONS ADR A      780259206   3,524         56,600  SH        Defined    2                     56,600
RED HAT INC                  DBCV  0.500% 1/1 756577AB8   3,019      2,500,000  PRN       Defined    1                  2,500,000
RED HAT INC                  DBCV  0.500% 1/1 756577AB8   3,019      2,500,000  PRN       Defined    2                  2,500,000
RMR REAL ESTATE FD           SH BEN INT       74963F106     549         37,500  SH        Defined    1                     37,500
RMR REAL ESTATE FD           SH BEN INT       74963F106     183         12,500  SH        Defined    2                     12,500
AIM SELECT REAL ESTATE INCM  SHS              00888R107     940         58,050  SH        Defined    1                     58,050
AIM SELECT REAL ESTATE INCM  SHS              00888R107     369         22,750  SH        Defined    2                     22,750
COHEN & STEERS REIT & UTIL I COM              19247Y108   3,152        165,175  SH        Defined    1                    165,175
SALTON INC                   COM              795757103      86         31,450  SH        Defined    1      31,450
SALTON INC                   COM              795757103     261         94,800  SH        Defined    2      94,800
SIGMATEL INC                 COM              82661W107     874        100,000  SH        Defined    1     100,000
SIGMATEL INC                 COM              82661W107     874        100,000  SH        Defined    2     100,000
SAKS INC                     COM              79377W108   1,689         87,500  SH        Defined    1      87,500
SAKS INC                     COM              79377W108   2,171        112,500  SH        Defined    2     112,500
DWS RREEF REAL ESTATE FD II  COM              23338X102   2,028        117,750  SH        Defined    1                    117,750
DWS RREEF REAL ESTATE FD II  COM              23338X102     633         36,750  SH        Defined    2                     36,750
CITIGROUP INVTS LN FD INC    COM              17307C107     233         17,650  SH        Defined    1                     17,650
CITIGROUP INVTS LN FD INC    COM              17307C107     166         12,550  SH        Defined    2                     12,550
TIME WARNER INC              COM              887317105   4,181        249,000  SH        Defined    1     249,000
VODAFONE GROUP PLC NEW       SPONSORED ADR    92857W100   2,884        138,000  SH        Defined    1     138,000
VODAFONE GROUP PLC NEW       SPONSORED ADR    92857W100     961         46,000  SH        Defined    2      46,000
VERIZON COMMUNICATIONS       COM              92343V104   6,001        176,185  SH        Defined    1     176,185
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506   8,568        157,500  SH        Defined    1                    157,500
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506   8,568        157,500  SH        Defined    2                    157,500
EXXON MOBIL CORP             COM              30231G102   6,604        108,500  SH        Defined    1     108,500
EXXON MOBIL CORP             COM              30231G102   1,315         21,600  SH        Defined    2      21,600





                                                           VALUE      SHARES OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
     NAME OF ISSUER          TITLE OF CLASS    CUSIP     x($1000)    PRN AMOUNT PRN CALL DISCRETION MGRS   SOLE  SHARED    NONE
---------------------------  ---------------   -----    ---------    ---------- --- ---- ---------- -----  ----  ------    ----


YOUNG BROADCASTING INC       CL A             987434107     466        137,195  SH        Defined    1     137,195
YOUNG BROADCASTING INC       CL A             987434107     466        137,195  SH        Defined    2     137,195
                                                         --------

Totals                       116 DATA RECORDS           280,882               2 OTHER MANAGERS IN WHOSE BEHALF REPORT IS FILED


Notes:
  1 - EBF & Associates, L.P.
  2 - Hunter Capital Management

